Restatement of Previously Issued Financial Statements	4 Months Ended
Dec. 31, 2020
Rice Acquisition Corp. [Member]
Restatement of Previously Issued Financial Statements [Line Items]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in October 2020, the Company’s previously issued financial statements for the period ended October 26, 2020 and the year ended December 31, 2020 should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on October 26, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on October 26, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$239,306,203	$—	$239,306,203
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$401,845	$—	$401,845
Deferred legal fees	187,500	—	187,500
Deferred underwriting commissions	7,610,750	—	7,610,750
Warrant liabilities	—	42,588,487	42,588,500
Total liabilities	8,200,095	42,588,487	50,788,595
Class A common stock, $0.0001 par value; shares subject to possible redemption	215,965,000	(32,447,380)	183,517,620
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	213	325	538
Class B common stock – $0.0001 par value	593	—	593
Additional paid-in-capital	15,463,913	12,028,186	27,492,099
Accumulated deficit	(312,126)	(21,316,943)	(21,629,069)
Total Rice Acquisition Corp equity	15,152,593	(41,735,825)	5.864,161
Non-controlling interest in subsidiary	(11,485)	(852,675)	(864,160)
Total stockholders’ equity	15,141,108	—	5,000,001
Total liabilities and stockholders’ equity	$239,306,203	$—	$239,306,203
	Period From September 1, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(356,782)	$—	$(356,782)
Compensation expense attributable to the sale of private placement warrants	—	(1,654,000)	(1,654,000)
Offering costs allocated to warrant liability	—	(787,138)	(787,138)
Change in fair value of warrant liabilities	—	(19,728,480)	(19,728,480)
Interest income	32,171	—	32,171
Total other (expense) income	32,171	(22,169,618)	(22,137,447)
Loss before income tax expense	(324,611)	(22,169,618)	(22,494,229)
Net loss attributable to non-controlling interest	(12,485)	(852,675)	(865,160)
Net loss	$(312,126)	$(21,316,943)	$(21,629,069)

Basic and Diluted weighted-average Class A common shares outstanding	23,725,000	—	23,725,000
Basic and Diluted net loss per Class A common shares	$0.00	—	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,685,606	—	5,685,606
Basic and Diluted net loss per Class B common shares	$(0.05)	(3.75)	$(3.80)
	Period From September 1, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(324,611)	$(22,169,618)	$(22,494,229)
Change in fair value of warrant liabilities	—	19,728,840	19,728,840
Compensation expense attributable to the sale of private placement warrants	—	1,654,000	1,654,000
Offering costs allocated to warrant liability	—	787,138	787,138
Net cash used in operating activities	(745,445)	—	(745,445)
Net cash used in investing activities	(237,276,000)	—	(237,276,000)
Net cash provided by financing activities	239,356,612	—	239,356,612
Net change in cash	$1,335,167	$—	$1,335,167
	As of October 26, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$240,445,800	$—	$240,445,800
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,256,827	$—	$1,256,827
Deferred legal fees	187,500	—	187,500
Deferred underwriting commissions	7,610,750	—	7,610,750
Warrant liabilities	—	22,860,020	22,860,020
Total liabilities	9,055,077	22,860,020	31,915,097
Class A common stock, $0.0001 par value; shares subject to possible redemption	215,965,000	(12,434,304)	203,530,696
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	213	124	441
Class B common stock – $0.0001 par value	618	—	337
Additional paid-in-capital	15,560,408	(7,890,816)	7,669,592
Accumulated deficit	(131,265)	(2,441,138)	(2,572,403)
Total Rice Acquisition Corp equity	15,429,974	(10,331,830)	5,098,144
Non-controlling interest in subsidiary	(4,251)	(93,886)	(98,137)
Total stockholders’ equity	15,425,723	(10,425,716)	5,000,007
Total liabilities and stockholders’ equity	$240,445,800	$—	$240,445,800